STOCK-BASED COMPENSATION (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2022	Aug. 09, 2022	Oct. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 11, 2022	Apr. 30, 2021	Jul. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investments				$ 178,727		$ 178,727		$ 5,063,940
Warrant exercise price								$ 0.20			$ 0.20
Debt instrument face amount										$ 10,000,000
Compensatory gain				$ 39,375	$ 154,488	$ 207,210	$ 1,935,588
Aggregate grant date fair value									$ 3,600,000
Share granted								250,000,000	10,000,000
Expired or forfeited
Common Stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase common stock									29,200,000
HWH International Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase common stock			333,333
Warrant exercise price			$ 0.15
Debt instrument face amount		$ 78,636	$ 50,000
Conversion of stock, shares converted	333,333	333,333	333,333
HWH International Inc [Member] | Convertible Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt instrument face amount		$ 78,636	$ 50,000
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of stock, shares converted								10,000	1,800,000
Independent Sales Force [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate grant date fair value									$ 1,500,000
Share granted								2,400	4,013,000
Expired or forfeited								1,507,200	2,066,600
Independent Sales Force [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price									$ 0.25
Warrant term									2 years
Independent Sales Force [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price									$ 0.01
Warrant term									1 year
Stock Purchase And Share Subscription Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock exchanged					50,000,000.0		50,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase common stock					50,000,000.0		50,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Mr Chan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Investments					$ 3,000,000		$ 3,000,000					$ 3,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Mr Chan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock issued												$ 30,000,000.0
Warrants to purchase common stock												10,000,000.0
Warrant exercise price												$ 0.20
Number of common stock exchanged												30,000,000.0